Employee costs and share plans for employees - Alexion employee share award plan (Details) - Alexion employee share award plan	12 Months Ended
	Dec. 31, 2022 USD ($) EquityInstruments	Dec. 31, 2021 USD ($) EquityInstruments
Share plans
Weighted average fair value at measurement date, other equity instruments granted | $	$ 65.62	$ 57.54
Number of other equity instruments outstanding in share-based payment arrangement		15,220,000
Number of other equity instruments exercised or vested in share-based payment arrangement	8,627,000
Number of other equity instruments forfeited in share-based payment arrangement	980,000
Number of awards deferred from employees accepting deferral option	1,780,000
Number of additional awards granted from employees accepting deferral option	267,000
If employee chose to defer awards
Share plans
Additional vesting as percentage of deferred shares	15.00%